Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Benefit (Expense) for Income Taxes

Reconciliation of the benefit (expense) for income taxes with amounts determined by applying the statutory federal income rate of 21% in 2019 and 2018 and 34% in 2017:

	2019	2018	2017
Net (Loss)	$(11,709,412)	$(1,797,228)	$(5,788,901)
Benefit (expense) for income taxes computed using the statutory rate of 21% in 2019 and 2018 and 34% in 2017	2,458,977	377,418	1,968,226
Non-deductible expense	(918,417)	(161,864)	(360,952)
Re-measurement of deferred income taxes due to tax reform	-	-	(632,683)
Change in valuation allowance	(1,540,560)	(215,554)	(974,591)
Provision for income taxes	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax liabilities and assets at March 31, 2019, March 31, 2018, and December 31, 2017 are as follows:

	2019	2018	2017
Total deferred tax assets – net operating losses	$2,778,139	$1,237,579	$1,022,025
Deferred tax liabilities	-	-	-
Net deferred tax assets	2,778,139	1,237,579	$1,022,025

Valuation allowance	(2,778,139)	$(1,237,579)	$(1,022,025)
	$-	$-	$-

Summary of Operating Loss Carryforwards

At March 31, 2019, net operating loss (“NOL”) carry forwards summary follows:

Expiring December 31,
2036	$139,512
2037	4,727,276
4,866,788
Non-Expiring NOL
2018	1,026,447
2019	7,335,996
Total NOL Carryforward	$13,229,231